Supplement	12 Months Ended
Sep. 30, 2011
Participant | Vanguard Target Retirement 2015 Fund
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Target Retirement Income Fund

Vanguard Target Retirement 2015 Fund

Vanguard Target Retirement 2025 Fund

Vanguard Target Retirement 2035 Fund

Vanguard Target Retirement 2045 Fund

Supplement to the Prospectus Dated January 26, 2012

Prospectus Changes

All references to the Dow Jones U.S. Total Stock Market Index are deleted.

(c) 2012 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 308C 052012

Participant | Vanguard Target Retirement 2025 Fund
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Target Retirement Income Fund

Vanguard Target Retirement 2015 Fund

Vanguard Target Retirement 2025 Fund

Vanguard Target Retirement 2035 Fund

Vanguard Target Retirement 2045 Fund

Supplement to the Prospectus Dated January 26, 2012

Prospectus Changes

All references to the Dow Jones U.S. Total Stock Market Index are deleted.

(c) 2012 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 308C 052012

Participant | Vanguard Target Retirement 2035 Fund
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Target Retirement Income Fund

Vanguard Target Retirement 2015 Fund

Vanguard Target Retirement 2025 Fund

Vanguard Target Retirement 2035 Fund

Vanguard Target Retirement 2045 Fund

Supplement to the Prospectus Dated January 26, 2012

Prospectus Changes

All references to the Dow Jones U.S. Total Stock Market Index are deleted.

(c) 2012 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 308C 052012

Participant | Vanguard Target Retirement 2045 Fund
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Target Retirement Income Fund

Vanguard Target Retirement 2015 Fund

Vanguard Target Retirement 2025 Fund

Vanguard Target Retirement 2035 Fund

Vanguard Target Retirement 2045 Fund

Supplement to the Prospectus Dated January 26, 2012

Prospectus Changes

All references to the Dow Jones U.S. Total Stock Market Index are deleted.

(c) 2012 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 308C 052012

Participant | Vanguard Target Retirement Income Fund
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Target Retirement Income Fund

Vanguard Target Retirement 2015 Fund

Vanguard Target Retirement 2025 Fund

Vanguard Target Retirement 2035 Fund

Vanguard Target Retirement 2045 Fund

Supplement to the Prospectus Dated January 26, 2012

Prospectus Changes

All references to the Dow Jones U.S. Total Stock Market Index are deleted.

(c) 2012 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 308C 052012

Retail | Vanguard Target Retirement 2015 Fund
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Target Retirement Income Fund

Vanguard Target Retirement 2015 Fund

Vanguard Target Retirement 2025 Fund

Vanguard Target Retirement 2035 Fund

Vanguard Target Retirement 2045 Fund

Supplement to the Prospectus Dated January 26, 2012

Prospectus Changes

All references to the Dow Jones U.S. Total Stock Market Index are deleted.

(c) 2012 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 308C 052012

Retail | Vanguard Target Retirement 2025 Fund
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Target Retirement Income Fund

Vanguard Target Retirement 2015 Fund

Vanguard Target Retirement 2025 Fund

Vanguard Target Retirement 2035 Fund

Vanguard Target Retirement 2045 Fund

Supplement to the Prospectus Dated January 26, 2012

Prospectus Changes

All references to the Dow Jones U.S. Total Stock Market Index are deleted.

(c) 2012 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 308C 052012

Retail | Vanguard Target Retirement 2035 Fund
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Target Retirement Income Fund

Vanguard Target Retirement 2015 Fund

Vanguard Target Retirement 2025 Fund

Vanguard Target Retirement 2035 Fund

Vanguard Target Retirement 2045 Fund

Supplement to the Prospectus Dated January 26, 2012

Prospectus Changes

All references to the Dow Jones U.S. Total Stock Market Index are deleted.

(c) 2012 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 308C 052012

Retail | Vanguard Target Retirement 2045 Fund
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Target Retirement Income Fund

Vanguard Target Retirement 2015 Fund

Vanguard Target Retirement 2025 Fund

Vanguard Target Retirement 2035 Fund

Vanguard Target Retirement 2045 Fund

Supplement to the Prospectus Dated January 26, 2012

Prospectus Changes

All references to the Dow Jones U.S. Total Stock Market Index are deleted.

(c) 2012 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 308C 052012

Retail | Vanguard Target Retirement Income Fund
Supplement Text
Supplement Text:

SHIP LOGO Vanguard(R)

Vanguard Target Retirement Income Fund

Vanguard Target Retirement 2015 Fund

Vanguard Target Retirement 2025 Fund

Vanguard Target Retirement 2035 Fund

Vanguard Target Retirement 2045 Fund

Supplement to the Prospectus Dated January 26, 2012

Prospectus Changes

All references to the Dow Jones U.S. Total Stock Market Index are deleted.

(c) 2012 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 308C 052012